Management's Plans to Continue as a Going Concern (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended							114 Months Ended
	Mar. 31, 2013	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2012	Dec. 31, 2011
Management's Plans to Continue as a Going Concern [Abstract]
Deficit accumulated during the development stage	$ 252,947								$ 247,173	$ 230,244
Cumulative accretion on redeemable convertible preferred stock	$ 48,400	$ 3,993	$ 14,059	$ 11,754	$ 8,742	$ 5,640	$ 3,164	$ 1,035	$ 48,400